Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2021
Advance To Suppliers Net Major Suppliers [Abstract]
Schedule of advances to suppliers
	December 31, 2021	December 31, 2020
Advances for products purchasing from third parties	$5,565,247	$2,125,548
Advances for products purchasing from Longrich Group	-	583,387
Subtotal	5,565,247	2,708,935
Less: allowance for doubtful accounts	(353,705)	-
Total	$5,211,542	$2,708,935